Note 1. Organization and Basis of Presentation: Consolidation Policy (Policies)	6 Months Ended
Jun. 30, 2016
Policies
Consolidation Policy	The financial statements are consolidated as of June 30, 2016, December 31, 2015 and June 30, 2015 for the Company. All intercompany transactions were eliminated.